THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sablaw.com

April 25, 2008

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Family Variable Account II
Post-Effective Amendment No. 9 to Registration
Statement on Form N-4 (File Nos. 333-45592/811-10121)

Commissioners:

On behalf of American Family Life Insurance Company (“America Family” or the “Company”) and American Family Variable Account II (the “Account”), we have attached for filing Post-Effective Amendment No. 9 (the “Amendment”) to the Account’s registration statement on Form N-4 for the American Family Variable Annuity Contract (the “Contract”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, primarily for purposes of responding to comments made by the staff of the Securities and Exchange Commission (“SEC staff ”) on Post-Effective Amendment No. 8 to the Account’s registration statement, updating certain financial information and making routine and clarifying changes. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

The following paragraphs provide the Company’s response to the SEC staff’s comments received by counsel for the Company in a telephone call on April 14, 2008. Each of the SEC staff’s comments is set forth in full below, and is followed by the Company’s response.

1.	General Comment. If the marketing name of the Contract varies from the name of the separate account, please list that marketing name on the cover page of the prospectus and, if necessary, update the EDGAR class identifier for the Contract to reflect the marketing name of the Contract.

Response: The name of the Contract, the American Family variable annuity contract, is listed on the front cover page of the prospectus. The name of the Contract is the EDGAR class identifier.

U.S. Securities and Exchange Commission

April 23, 2008

2.	Highlights—Transfers, page 8. Please add disclosure that transfers from the Federated International Equity Fund II Subaccount and the Federated Quality Bond Fund II Subaccount to the other Subaccounts and the Fixed Account between May 1, 2008, and the date of the Substitution will not count toward the 12 free transfers that the Company permits each Contract year.

Response: In response to the SEC staff comment, the following disclosure has been added to the first “bullet point” following the first paragraph under the “Transfers” section of the prospectus.

Transfers from the Federated International Equity Fund II Subaccount and the Federated Quality Bond Fund II Subaccount to the other Subaccounts and the Fixed Account between May 1, 2008, and the date of the Substitution will not count toward the 12 free transfers that We permit each Contract year. For more information about the Substitution, see “The Substitution.”

3.	Fee Table—Annual Portfolio Operating Expenses, page 12

a.	Please confirm that the range of expenses presented in the “Annual Portfolio Operating Expenses” table are gross expenses.

Response: The “maximum” and “minimum” figures in the “Annual Portfolio Operating Expenses” table are gross figures that do not reflect any contractual or voluntary fee waiver or expense reimbursement arrangements.

b.	Please conform the fee table disclosing fund expense information for each portfolio to the standards set forth in Form N-1A. For example, please include a line item to the fee table for acquired fund fees and expenses as per Item 3, Instruction 3(f)(i), of Form N-1A, if applicable.

Response: The fee table disclosing fund expense information for each portfolio that the SEC staff refers to was part of footnote 4 in the “Fee Table” section of the prospectus. In response to the SEC staff comment and SEC staff comment 3.d. below, the Company has removed the table from the footnote and presented the table in the body of the prospectus (following the fee table showing the range of “Annual Portfolio Operating Expenses”) as an additional table that shows the annual operating expenses for each portfolio available under the Contract (as permitted by Instruction 20 to Item 3 of Form N-4). The table has been reformatted to comply with the standards set forth in Form N-1A. The Company notes, however, that because none of the portfolios have acquired fund fees and expenses that exceed one basis point of the average net assets of the portfolio, the line item disclosure for acquired fund fees and expenses is not required pursuant to Instruction 3(f)(i) of Item 3 to Form N-1A.

U.S. Securities and Exchange Commission

April 23, 2008

c.	Please reformat the table so that the column with the heading “Other Expenses” appears to the right of the column with the heading “12b-1 Fee.”

Response: In response to the SEC staff comment, the Company reformatted the table of portfolio expenses to reorder the columns of the table so that the column with the heading “12b-1 Fee” precedes the column with the heading “Other Expenses.”

d.	Voluntary waivers may not be reflected in the table showing annual operating expenses for each portfolio available as an investment option under the Contract, but may be disclosed in a footnote to the fee table.

Response: As noted in response to SEC staff comment 3.b. above, the fee table disclosing fund expense information for each portfolio that the SEC staff refers to was part of footnote 4 to the “Annual Portfolio Operating Expenses” table. The Company respectfully submits that the SEC staff has permitted and still permits voluntary fee waivers and reimbursements to be reflected in footnote disclosure, as provided for in a letter from Barry D. Miller, Associate Director, Division of Investment Management, U.S. Securities and Exchange Commission, to Craig S. Tyle, General Counsel, Investment Company Institute, dated October 2, 1998.

That being said, as noted in response SEC staff comment 3.b. above, the Company has removed the subject table from the footnote and presented the table in the body of the prospectus (following the fee table showing the range of “Annual Portfolio Operating Expenses”) as an additional table that shows the annual operating expenses for each portfolio available under the Contract (as permitted by Instruction 20 to Item 3 of Form N-4). Information regarding voluntary fee waivers and expense reimbursement arrangements has been presented in footnotes to the reformatted table, using a font size and format that distinguishes the footnote text from text in the body of the prospectus.

4.	Fee Table - Expense Examples, page 14. Please remove the last sentence of the disclosure preceding the heading “Condensed Financial Information.”

Response: The disclosure has been removed, as requested.

5.	The Portfolios - Third Party Administrator, page 18. Please confirm supplementally that Contract owners will be provided adequate notice of any change in the address and/or telephone numbers that are relevant to their ownership of the Contract and are affected by the switch in service providers.

Response: Contract owners will be provided adequate notice of any change in the address and/or telephone numbers that are relevant to their ownership of the Contract and

U.S. Securities and Exchange Commission

April 23, 2008

affected by the change in service providers as a result of the termination of the Third Party Administration Agreement.

6.	Transfers Between Investment Options - Dollar Cost Averaging and Automatic Asset Reallocation, page 23 and 24. Please clarify how the dollar cost averaging program and the automatic asset reallocation program may be affected by the Substitution. In addition, please clarify how the allocation of additional premium payments may be affected by the Substitution.

Response: As noted in the prospectus, on the date of the Substitution, the Federated International Equity Fund II Subaccount and the Federated Quality Bond Fund II Subaccount (collectively, the “Federated Subaccounts”) will cease as funding choices under the Contract. Prior to the date of the Substitution, beginning May 17, 2008, the Federated Subaccounts will close to new investment, such as new premium payments and Contract value transferred from other Subaccounts and the Fixed Account. The restrictions described in “The Substitution” section of the prospectus will apply to Contract value transfers to the Federated Subaccounts under the dollar cost averaging and automatic asset reallocation programs, and new premium payments, made after May 16, 2008.

The general rule noted above is subject to two exceptions described in the prospectus. Specifically, a Contract owner with Contract value in a Federated Subaccount before May 17, 2008, may continue to invest in that Federated Subaccount until the date of the Substitution by allocating new premium payments or through transfers of Contract value, including transfers under the dollar cost averaging program or the automatic asset reallocation program. Likewise, an owner of a Contract issued after June 1, 2008, who elected to invest in a Federated Subaccount in a Contract application dated on or before May 16, 2008, and submitted to the Company before June 1, 2008, may continue to invest in that Federated Subaccount until the date of the Substitution by allocating new premium payments or through transfers of Contract value, including transfers under the dollar cost averaging program or the automatic asset reallocation program.

Transfers from the Federated Subaccounts, including transfers under the automatic asset reallocation program, may continue until the date of the Substitution. Transfers from the Federated Subaccounts that are made between May 1, 2008, and the date of the Substitution do not count toward the twelve free transfers a Contract owner can make each Contract year.

“The Substitution” section of the prospectus has been revised to clarify this point.

7.	Transfers Between Investment Options - Transfer Fee, page 27. Please disclose that transfers made from the Federated International Equity Subaccount and the Federated Quality Bond Subaccount do not count toward the 12 free transfers a Contract owner can make each Contract year.

U.S. Securities and Exchange Commission

April 23, 2008

Response: In response to the SEC staff comment, the Company added the following statement under the subheading “Transfer Fee” (in the “Transfers Between Investment Options” section of the prospectus):

In addition, in connection with the Substitution, (i) transfers from the Federated International Equity Subaccount and the Federated Quality Bond Subaccount that are made between May 1, 2008, and the date of the Substitution, and (ii) transfers from the Vanguard VIF International Portfolio Subaccount and the Fidelity Investment Grade Bond Portfolio (Service Class) Subaccount that are made within 30 days after the Substitution, will not count toward the twelve free transfers you may make each Contract year. See “The Substitution.”

8.	The Substitution, page 43. The prospectus states that the Company has “no current intention of increasing the amount transfer fee,” and agrees not to exercise its right to increase the transfer fee for at least 30 days after the Substitution. Yet, the maximum and current transfer fee rates appear to be the same. Therefore, please consider removing the subject disclosure.

Response: The Company has removed the subject disclosure.

9.	Summary of the American Family Securities, LLC Business Continuity Plan. If the summary of the business continuity plan is not part of the prospectus, then it should follow the last page of the prospectus.

Response: The summary of the business continuity plan is not part of the prospectus and has been removed from the prospectus.

10.	Tandy Representations

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registration requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

U.S. Securities and Exchange Commission

April 23, 2008

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written request for acceleration of the effective date of the registration statement as confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

Response: The Company has provided the “Tandy” representations requested by the SEC staff in a separate letter filed as correspondence to the Amendment.

*    *    *

We believe that the Amendment is complete and responds to all SEC staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at (202) 383-0118 or my colleague, Patrice Pitts, at (202) 383-0548. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

cc:	Michael Kosoff, Esq.
Rose Detmer, Esq.
Patrice Pitts, Esq.